Business Combinations and Acquisitions (Tables)	12 Months Ended
Jul. 03, 2022
Business Combinations [Abstract]
Schedule of merger to the consolidated statement of cash flows
Recapitalization
Cash-Isos Acquisition Corporation Trust	$254,851
Less: Isos transaction costs paid from Trust	(23,869)
Less: Redemptions of existing shareholders of Isos	(136,569)
Net cash proceeds from SPAC shareholders	$94,413

Cash-PIPE issuance	$150,604
Cash-Forward issuance	100,000
Net cash proceeds from SPAC shareholders	94,413
Cash-Preferred issuance	95,000
Less: Bowlero transaction costs	(20,670)
Total cash received, net of transaction costs	419,347

Payoff of preferred stock and accumulated dividends	(145,298)
Consideration to existing Bowlero shareholders	(226,000)
Consideration to Bowlero option holders	(15,467)
Total distributions	(386,765)
Net cash received	$32,582

Earnout liability	$181,113
Warrant liability	22,426
Total liabilities recognized	$203,539

Schedule of business combinations
Identifiable assets acquired and liabilities assumed	Final	Preliminary	Total
Current assets	$2,531	$16	$2,547
Property and equipment	32,718	17,293	50,011
Identifiable intangible assets	3,400	620	4,020
Goodwill	14,944	1,762	16,706
Total assets acquired	53,593	19,691	73,284

Current liabilities	(447)	(100)	(547)
Total liabilities assumed	(447)	(100)	(547)
Total fair value, net of cash acquired of $49	$53,146	$19,591	$72,737

Components of consideration transferred
Cash	50,068	19,191	69,259
Holdback	1,608	400	2,008
Contingent consideration	1,470	—	1,470
Total consideration transferred	$53,146	$19,591	$72,737
Transaction expenses included in “other operating expense” in the consolidated statement of operations for fiscal year 2022	$880	$241	$1,121
Identifiable assets acquired and liabilities assumed	Total
Current assets	$90
Property and equipment	181
Identifiable intangible assets	465
Goodwill	2,350
Total assets acquired	3,086

Current liabilities	326
Total liabilities assumed	326
Total fair value, net of cash acquired of $5	$2,760

Components of consideration transferred
Cash	$2,760
Transaction expenses included in “other operating expense” in the consolidated statement of operations for fiscal year 2021	$69

Schedule of asset acquisition
Identifiable assets acquired and liabilities assumed	Bowl America	Other Asset Acquisition	Total
Current assets	$2,949	$5	$2,954
Property and equipment	40,121	8,564	48,685
Identifiable intangible assets	1,099	1,136	2,235
Assets held for sale	10,985	—	10,985
Current liabilities	(1,426)	(81)	(1,507)
Deferred tax liability	(9,107)	—	(9,107)
Total consideration transferred	$44,621	$9,624	$54,245